Note 4 - Equity (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Notes Tables
Restricted Stock Expenses, General and Administrative [Table Text Block]
	Three Months Ended June 30,
	2025	2024
Recognized in general and administrative expense	$—	$33,250

Total	$—	$33,250

	Year ended March 31,
	2025	2024
Recognized in general and administrative expense	$116,375	$16,625

Total	$116,375	$16,625

Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
		Grant Date
	Number of Shares	Fair Value Per Share
Outstanding, March 31, 2024	1,604	$76.00

Granted	—	$—
Vested	(1,604)	$76.00
Outstanding, March 31, 2025	—	$—

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
		Weighted- Average
		Exercise Price
	Options	Per Share

Outstanding, March 31, 2025	243,483	$32.72
Granted	5,000	1.85
Exercised	-	-
Forfeited/Cancelled	-	-
Expired	-	-
Outstanding, June 30, 2025	248,483	$32.10

Exercisable, June 30, 2025	69,916	$37.24

	Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Life (In Years)	Aggregate Intrinsic Value*

Outstanding, March 31, 2024	100,180	$46.59	9.35	$1,680,672
Granted	143,303	23.02	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Expired	—	—	—	—
Outstanding, March 31, 2025	243,483	$32.72	8.92	$-

Exercisable, March 31, 2025*	37,923	$44.35	8.20	$-

Share-Based Payment Arrangement, Outstanding Award, Activity, Excluding Option [Table Text Block]
		Weighted- Average
		Exercise Price
	Warrants	Per Share

Outstanding, March 31, 2025	1,934,874	$5.8860
Granted	-	-
Exercised	(222,132)	0.0010
Forfeited/Cancelled	(130)	0.0010
Expired	-	-
Outstanding, June 30, 2025*	1,712,612	$6.6498

Exercisable, June 30, 2025	1,712,612	$6.6498

	Warrants	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Life (In Years)	Aggregate Intrinsic Value*

Outstanding and exercisable, March 31, 2024	287,231	$1.64	4.80	$17,072,147
Granted	2,542,677	4.31	—	—
Exercised**	(892,432)	0.04	—	—
Forfeited/Cancelled	(2,602)	0.20	—	—
Expired	—	—	—	—
Outstanding, March 31, 2025	1,934,874	$5.89	4.09	$532,060

Exercisable, March 31, 2025	1,842,889	$5.67	4.06	$532,060

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Range
	2025	2024
Fair value of common stock on the measurement date (per share)	–	$2.00	to	5.00
Discount rate based on the daily yield curve rates for U.S. Treasury obligations	–	4.04%	to	4.54%
Expected life (in years)	–	3	to	5
Expected volatility based on the historical volatility of comparable companies' stock	–	104%	to	119%